Investments - Schedule of Investments (Detail) - CNY (¥) ¥ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Investments
Equity method investments		¥ 203,633	¥ 203,730
Equity investments without readily determinable fair values	[1]	226,918	175,694
Total investments		¥ 430,551	¥ 379,424

[1]	During the six months ended June 30, 2020, the Company acquired equity interests of two privately-held entities with a total consideration of RMB49,065.